Note 22 - Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
22	Trade and other receivables

	2020	2019	January 1, 2019

Bullion sales receivable	1,311	2,987	2,695
VAT receivables	2,278	1,765	2,743
Deferred consideration on the disposal of subsidiary	1,100	1,991	–
Deposits for stores and equipment and other receivables	273	169	954
	4,962	6,912	6,392

The Group's exposure to credit and currency risks, and impairment losses related to trade and other receivables are disclosed in notes
7
and
33.
The net carrying value of trade receivables was considered a reasonable approximation of fair value and are short-term in nature.
No
provision for expected credit losses were recognised as all scheduled payments were received as expected up to the date of approval of these financial statements and non-payment of Trade and other receivables were not
foreseen. The Bullion sales receivable and part of the VAT receivable were received after year-end.